Finance Income and Expense (Tables)	12 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Summary of Finance Income and Expense

Finance income and expense comprised the following for the years ended September 30, 2024 and 2023:

	For the Year Ended September 30,
(in USD)	2024	2023
Finance income
Interest on bank deposits	2,086	9,292
Total finance income	2,086	9,292
Finance expense
Interest on convertible notes	(832,003)	(409,561)
Interest on loans and borrowings	(304,187)	(103,605)
Interest on lease liabilities	(23,134)	(39,402)
Other interest payable	(9,937)	(8,437)
Total finance expense	(1,169,261)	(561,005)